Cash and cash equivalents - Summary of Cash and cash equivalents by currency (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Cash and cash equivalents	$ 16,124	$ 33,759	$ 7,298	$ 14,126
Denominated in USD
Statements [Line Items]
Cash and cash equivalents	14,917	28,217
Denominated in NOK
Statements [Line Items]
Cash and cash equivalents	990	3,707
Denominated in GBP
Statements [Line Items]
Cash and cash equivalents	128	978
Denominated in CNY
Statements [Line Items]
Cash and cash equivalents	$ 90	$ 857